CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 16,233	$ 16,275	$ 14,668	$ 12,276	$ 13,607	$ 13,474
Non-controlling interest - in operating subsidiaries	(8,918)		(7,303)
Deficit	1,639		1,228
Accumulated other comprehensive income	(352)		(328)
Ownership changes	(398)		(109)
Invested Capital	$ 8,204	$ 8,202	$ 8,156	$ 7,764	$ 7,760	$ 7,599
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%